Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities		$ (11,174)	¥ (76,824)	¥ 172,980	¥ 203,686
Cash flows from investing activities:
Placement of term deposits and short term investments		(489,524)	(3,365,720)	(2,754,930)	(3,199,923)
Maturity of term deposits and short term investments		465,356	3,199,558	2,797,282	3,189,803
Issuance of convertible loans to a related party					(228,280)
Proceeds from disposal of convertible loans due from a related party		16,283	111,957
Loans provided to a related party		(1,454)	(10,000)	(74,000)	(45,865)
Net cash used in investing activities*	[1]	(16,685)	(114,712)	(6,390)	(313,547)
Cash flows from financing activities:
Proceeds from exercise of stock options		535	3,677	12,368	2,436
Proceeds from short-term bank loans		36,433	250,492	328,511	214,712
Net cash provided by/(used in) financing activities		(11,029)	(75,831)	(16,234)	217,148
Cash and cash equivalents at the beginning of the year			362,862	202,694
Cash and cash equivalents at the end of the year		25,311	174,024	362,862	202,694
Parent Company
Cash flows from operating activities:
Net cash used in operating activities		(1,325)	(9,113)	(8,078)	(2,323)
Cash flows from investing activities:
Placement of term deposits and short term investments		(17,485)	(120,220)	(93,970)
Maturity of term deposits and short term investments		4,041	27,781	93,970	83,854
Issuance of convertible loans to a related party					(228,280)
Loans repaid by a related party				53,058
Proceeds from disposal of convertible loans due from a related party		16,283	111,957
Loans provided to a related party					(45,865)
Investments in investments using equity accounting					(3,554)
Net cash used in investing activities*		2,839	19,518	53,058	(193,845)
Cash flows from financing activities:
Borrowings from subsidiaries and VIEs					212,441
Payments to subsidiaries and VIEs		(40,668)	(279,607)	(48,871)
Proceeds from exercise of stock options		535	3,677	12,368	2,436
Proceeds from short-term bank loans		36,433	250,492
Net cash provided by/(used in) financing activities		(3,700)	(25,438)	(36,503)	214,877
Net increase/(decrease) in cash and cash equivalents		(2,186)	(15,033)	8,477	18,709
Cash and cash equivalents at the beginning of the year		5,993	41,208	32,731	14,022
Cash and cash equivalents at the end of the year		$ 3,807	¥ 26,175	¥ 41,208	¥ 32,731

[1]	* The Group has early adopted the guidance of ASU 2016-18 issued by FASB in November 2016 from January 1, 2017 retrospectively, which requires that amounts for restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Accordingly, the item “changes in restricted cash” previously included in investing activities for the year ended December 31, 2016 with an amount of RMB229.6 million was retrospectively removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances. The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported in the consolidated balance sheets that sum to the total of the same such amounts shown above (in thousands): As of December 31,201620172018 RMB RMB RMB USDCash and cash equivalents 202,694 362,862 174,024 25,311Restricted cash 354,602 336,700 269,648 39,219Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows 557,296 699,562 443,672 64,530